UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited)

Shares		Value*
COMMON STOCK—63.8%
	Aerospace & Defense—1.9%
46,700	Boeing Co.	$6,651,481
39,116	United Technologies Corp.	3,997,655
		10,649,136
	Auto Components—0.1%
13,354	Adient PLC (a)	607,741

	Automobiles—1.1%
2,817	Ferrari NV	148,653
547,300	Ford Motor Co.	6,425,302
		6,573,955
	Banks—0.8%
101,000	Wells Fargo & Co.	4,647,010

	Beverages—2.6%
164,300	Coca-Cola Co.	6,966,320
72,000	PepsiCo, Inc.	7,718,400
		14,684,720
	Biotechnology—4.3%
138,100	AbbVie, Inc. (b)	7,703,218
52,700	Amgen, Inc.	7,439,132
9,700	Biogen, Inc. (a)	2,717,746
91,000	Gilead Sciences, Inc.	6,700,330
		24,560,426
	Building Products—0.9%
133,544	Johnson Controls International PLC	5,384,494

	Chemicals—1.0%
56,400	Monsanto Co.	5,683,428

	Communications Equipment—1.5%
128,100	Qualcomm, Inc.	8,803,032

	Construction & Engineering—0.1%
15,200	Fluor Corp.	790,248

	Diversified Telecommunications Services—1.2%
140,400	Verizon Communications, Inc.	6,753,240

	Electric Utilities—0.6%
97,185	Exelon Corp.	3,311,093

	Electronic Equipment, Instruments & Components—2.0%
103,900	Amphenol Corp., Class A	6,850,127
208,840	Corning, Inc.	4,742,756
		11,592,883
	Energy Equipment & Services—2.3%
103,271	Baker Hughes, Inc.	5,721,213
9,700	Diamond Offshore Drilling, Inc.	159,953
53,600	National Oilwell Varco, Inc.	1,720,560
72,000	Schlumberger Ltd.	5,632,560
		13,234,286
	Food & Staples Retailing—3.2%
44,900	Costco Wholesale Corp.	6,639,363
182,400	Kroger Co.	5,650,752
74,100	Walgreens Boots Alliance, Inc.	6,130,293
		18,420,408

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
	Health Care Equipment & Supplies—0.8%
93,300	Baxter International, Inc. (b)	$4,440,147

	Health Care Providers & Services—2.1%
46,400	McKesson Corp.	5,900,688
44,400	United Health Group, Inc. (b)	6,275,052
		12,175,740
	Hotels Restaurants & Leisure—2.6%
58,900	McDonald’s Corp.	6,630,373
161,900	Starbucks Corp.	8,592,033
		15,222,406
	Household Products—1.3%
83,000	Procter & Gamble Co. (b)	7,204,400

	Industrial Conglomerates—2.0%
37,100	3M Co. (b)	6,132,630
184,485	General Electric Co.	5,368,514
		11,501,144
	Insurance—1.2%
79,500	Prudential Financial, Inc.	6,740,805

	Internet & Direct Marketing Retail—1.9%
14,000	Amazon.com, Inc. (a)(b)	11,057,480

	Internet Software & Services—4.5%
26,800	Alibaba Group Holding Ltd., ADR (a)	2,725,292
14,305	Alphabet, Inc., Class A (a)(b)	11,585,620
85,900	Facebook, Inc., Class A (a)	11,252,041
		25,562,953
	IT Services—2.5%
42,400	International Business Machines Corp.	6,516,456
93,200	Visa, Inc., Class A (b)	7,689,932
		14,206,388
	Machinery—1.9%
85,100	AGCO Corp.	4,346,908
52,900	Deere & Co.	4,671,070
64,300	Joy Global, Inc.	1,789,469
		10,807,447
	Media—2.7%
121,800	Comcast Corp., Class A (b)	7,529,676
88,200	The Walt Disney Co.	8,175,258
		15,704,934
	Metals & Mining—0.0%
23,400	Freeport-McMoRan Copper & Gold, Inc. (a)	261,612

	Multiline Retail—2.2%
126,482	Macy’s, Inc.	4,615,328
118,000	Target Corp.	8,110,140
		12,725,468
	Oil, Gas & Consumable Fuels—2.0%
257,162	Chesapeake Energy Corp. (a)	1,416,963
83,400	Occidental Petroleum Corp.	6,080,694
72,400	Valero Energy Corp.	4,288,976
		11,786,633

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Shares		Value*
	Pharmaceuticals—1.0%
108,500	Bristol-Myers Squibb Co.	$5,523,735

	Road & Rail—0.8%
51,300	Union Pacific Corp.	4,523,634

	Semiconductors & Semiconductor Equipment—3.3%
275,700	Intel Corp.	9,613,659
130,800	Texas Instruments, Inc. (b)	9,267,180
		18,880,839
	Software—3.6%
198,500	Microsoft Corp.	11,894,120
230,000	Oracle Corp.	8,836,600
		20,730,720
	Specialty Retail—1.5%
71,000	Home Depot, Inc.	8,662,710

	Technology Hardware, Storage & Peripherals—2.3%
115,378	Apple, Inc. (b)	13,100,018
	Total Common Stock (cost-$444,460,823)	366,515,313

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—20.9%
	Automobiles—0.9%
$31	Fiat Chrysler, 7.875%, 12/15/16	2,173,884
3,280	Tesla Motors, Inc., 0.25%, 3/1/19	3,040,150
		5,214,034
	Biotechnology—0.5%
725	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	814,719
2,600	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	2,135,250
		2,949,969
	Capital Markets—0.4%
3,000	Walter Investment Management Corp., 4.50%, 11/1/19	2,130,000

	Communications Equipment—0.3%
1,500	InterDigital, Inc., 1.50%, 3/1/20	1,737,188

	Construction & Engineering—0.4%
2,315	Dycom Industries, Inc., 0.75%, 9/15/21	2,491,519

	Consumer Finance—0.6%
3,625	PRA Group, Inc., 3.00%, 8/1/20	3,269,297

	Electrical Equipment—0.2%
1,700	SolarCity Corp., 1.625%, 11/1/19	1,338,750

	Equity Real Estate Investment Trust—0.4%
2,225	Extra Space Storage LP, 3.125%, 10/1/35 (c)(d)	2,373,797

	Health Care Equipment & Supplies—1.2%
1,200	Hologic, Inc., 2.00%, 3/1/42 (e)	1,534,500
1,850	Insulet Corp., 1.25%, 9/15/21 (c)(d)	1,733,219
500	Nevro Corp., 1.75%, 6/1/21	599,062
2,500	Wright Medical Group NV, 2.25%, 11/15/21 (c)(d)	3,028,125
		6,894,906
	Health Care Providers & Services—0.4%
2,075	Molina Healthcare, Inc., 1.625%, 8/15/44	2,412,188

	Independent Power & Renewable Electricity Producers—0.4%
2,265	NRG Yield, Inc., 3.25%, 6/1/20 (c)(d)	2,188,556

	Internet & Direct Marketing Retail—0.8%
3,500	Priceline Group, Inc., 0.35%, 6/15/20	4,501,875

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet Software & Services—2.2%
$1,500	Akamai Technologies, Inc., zero coupon, 2/15/19	$1,579,695
1,300	Gogo, Inc., 3.75%, 3/1/20	995,313
1,500	LinkedIn Corp., 0.50%, 11/1/19	1,481,250
1,700	Pandora Media, Inc., 1.75%, 12/1/20 (c)(d)	1,677,687
1,500	Trulia LLC, 2.75%, 12/15/20	2,236,875
2,650	Web.com Group, Inc., 1.00%, 8/15/18	2,525,781
2,390	WebMD Health Corp., 2.625%, 6/15/23 (c)(d)	2,318,300
		12,814,901
	IT Services—0.8%
2,000	Cardtronics, Inc., 1.00%, 12/1/20	2,250,000
2,000	CSG Systems International, Inc., 4.25%, 3/15/36 (c)(d)	2,122,500
		4,372,500
	Machinery—0.2%
1,000	Meritor, Inc., 7.875%, 3/1/26	1,303,750

	Media—1.2%
1,000	DISH Network Corp., 3.375%, 8/15/26 (c)(d)	1,150,625
1,765	Liberty Interactive LLC, 1.75%, 9/30/46 (c)(d)	1,782,650
1,950	Liberty Media Corp., 2.25%, 9/30/46 (c)(d)	2,014,594
1,665	Live Nation Entertainment, Inc., 2.50%, 5/15/19	1,814,850
		6,762,719
	Metals & Mining—0.3%
1,500	RTI International Metals, Inc., 1.625%, 10/15/19	1,555,312

	Oil, Gas & Consumable Fuels—1.0%
4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	2,475,000
2,000	Chesapeake Energy Corp., 5.50%, 9/15/26 (c)(d)	1,887,500
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	813,750
1,550	3.125%, 5/15/24	523,125
		5,699,375
	Personal Products—0.2%
1,450	Herbalife Ltd., 2.00%, 8/15/19	1,411,945

	Pharmaceuticals—0.7%
900	Jazz Investments I Ltd., 1.875%, 8/15/21	896,625
1,750	Medicines Co., 2.75%, 7/15/23 (c)(d)	1,669,062
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,306,641
		3,872,328
	Semiconductors & Semiconductor Equipment—4.9%
2,485	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,806,497
1,000	Cypress Semiconductor Corp., 4.50%, 1/15/22 (c)(d)	1,054,375
	Inphi Corp. (c)(d),
2,585	0.75%, 9/1/21	2,583,384
2,000	1.125%, 12/1/20	2,320,000
2,610	Intel Corp., 3.25%, 8/1/39	4,479,426
3,070	Microchip Technology, Inc., 1.625%, 2/15/25	3,825,987
5,315	Micron Technology, Inc., 3.00%, 11/15/43	4,713,741
2,270	Rovi Corp., 0.50%, 3/1/20	2,291,281
	SunEdison, Inc. (c)(d)(f),
4,000	2.625%, 6/1/23	180,000
1,000	3.375%, 6/1/25	45,000
	SunPower Corp.,
3,000	0.875%, 6/1/21	2,250,000
2,135	4.00%, 1/15/23 (c)(d)	1,581,234
		28,130,925

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—1.4%
$2,500	FireEye, Inc., 1.00%, 6/1/35	$2,289,063
2,500	Salesforce.com, Inc, 0.25%, 4/1/18	3,082,812
1,250	ServiceNow, Inc., zero coupon, 11/1/18	1,636,719
825	Workday, Inc., 0.75%, 7/15/18	985,359
		7,993,953
	Specialty Retail—0.5%
3,495	Restoration Hardware Holdings, Inc., zero coupon, 6/15/19 (c)(d)	2,962,013

	Technology Hardware, Storage & Peripherals—0.3%
1,500	Electronics For Imaging, Inc., 0.75%, 9/1/19	1,590,000

	Textiles, Apparel & Luxury Goods—0.4%
2,595	Iconix Brand Group, Inc., 1.50%, 3/15/18	2,225,212

	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	204,625

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20 (g)	1,905,062
	Total Convertible Bonds & Notes (cost-$126,912,736)	120,306,699

Shares
CONVERTIBLE PREFERRED STOCK—11.3%
	Banks—1.3%
3,050	Huntington Bancshares, Inc., 8.50% (h)	4,330,969
2,195	Wells Fargo & Co., Ser. L, 7.50% (h)	2,864,475
		7,195,444
	Commercial Services & Supplies—0.4%
29,890	Stericycle, Inc., 5.25%, 9/15/18	2,016,678

	Diversified Financial Services—0.8%
3,965	Bank of America Corp., Ser. L, 7.25% (h)	4,880,915

	Diversified Telecommunications Services—0.6%
42,905	Frontier Communications Corp., Ser. A, 11.125%, 6/29/18	3,582,997

	Electric Utilities—0.9%
105,000	Exelon Corp., 6.50%, 6/1/17	5,008,500

	Equity Real Estate Investment Trust—1.9%
36,635	American Tower Corp., 5.50%, 2/15/18	4,020,691
98,900	FelCor Lodging Trust, Inc., Ser. A, 1.95% (h)	2,396,347
75,000	Welltower, Inc., 6.50% (h)	4,634,250
		11,051,288
	Financial Services—0.5%
23,400	Mandatory Exchangeable Trust, 5.75%, 6/1/19 (c)(d)	2,926,287

	Food Products—1.3%
48,800	Bunge Ltd., 4.875% (h)	4,697,000
11,900	Post Holdings, Inc., 2.50% (h)	1,729,219
13,800	Tyson Foods, Inc., 4.75%, 7/15/17	1,063,566
		7,489,785
	Health Care Providers & Services—0.6%
85,670	Anthem, Inc., 5.25%, 5/1/18	3,619,558

	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,964,757

	Oil, Gas & Consumable Fuels—0.9%
25,000	ATP Oil & Gas Corp., 8.00% (c)(d)(f)(h)	2
46,870	Kinder Morgan, Inc., 9.75%, 10/26/18	2,158,364
39,900	Southwestern Energy Co., Ser. B, 6.25%, 1/15/18	1,000,293
35,410	WPX Energy, Inc., 6.25%, 7/31/18	1,821,490
		4,980,149
	Pharmaceuticals—1.1%
5,515	Allergan PLC, Ser. A, 5.50%, 3/1/18	4,241,035
2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	2,249,452
		6,490,487
	Wireless Telecommunication Services—0.5%
36,255	T-Mobile US, Inc., 5.50%, 12/15/17	2,996,476
	Total Convertible Preferred Stock (cost-$71,669,537)	65,203,321

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
SHORT-TERM INVESTMENT—2.7%
	Time Deposit—2.7%
$15,379	Citibank-Puerto Rico, 0.15%, 11/1/16 (cost-$15,379,201)	$15,379,201

	Total Investments, before call options written (cost-$658,422,297)(i)—98.7%	567,404,534

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (a)—(0.1)%
	3M Co., (ASE),
93	strike price $182.50, expires 11/18/16	$(1,814)
	Abbvie, Inc., (CBOE),
770	strike price $70, expires 11/18/16	(2,695)
	Alphabet, Inc., (ASE),
72	strike price $905, expires 11/18/16	(9,000)
	Amazon.com, Inc., (CBOE),
70	strike price $900, expires 11/18/16	(1,400)
	Amgen, Inc., (ASE),
315	strike price $175, expires 11/18/16	(1,733)
	Apple, Inc., (CBOE),
325	strike price $130, expires 11/18/16	(812)
	Baxter International, Inc., (CBOE),
560	strike price $51, expires 11/18/16	(4,200)
	Comcast Corp., (ASE),
610	strike price $68, expires 11/18/16	(1,830)
	Facebook, Inc., (CBOE),
600	strike price $142, expires 11/18/16	(36,600)
	Microsoft Corp., (CBOE),
995	strike price $62.50, expires 11/18/16	(11,940)
	PepsiCo, Inc., (CBOE),
360	strike price $111, expires 11/18/16	(4,860)
	Procter & Gamble Co., (ASE),
415	strike price $88, expires 11/18/16	(26,768)
	Prudential Financial, Inc., (ASE),
335	strike price $92.50, expires 12/16/16	(13,735)
	Texas Instruments, Inc., (ASE),
655	strike price $75.50, expires 11/18/16	(2,947)
	UnitedHealth Group, Inc., (CBOE),
225	strike price $150, expires 11/18/16	(2,587)
	Visa, Inc., (ASE),
560	strike price $88, expires 11/18/16	(1,960)
	Total Call Options Written (premiums received-$271,318)	(124,881)

	Total Investments, net of call options written (cost-$658,150,979)—98.6%	567,279,653
	Other assets less other liabilities—1.4%	7,796,974
	Net Assets—100.0%	$575,076,627

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser” or “AllianzGI U.S.”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board.

During the reporting period the Fund’s former Investment Manager merged with and into AllianzGI U.S. (the “Merger”).  The following describes the implementation of the Board’s procedures prior to the Merger.  The Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Adviser) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.  Following the Merger, AllianzGI U.S. took on the responsibilities of both the Investment Manager and the Sub-Adviser.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         Non-income producing.

(b)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $37,598,910, representing 6.5% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           In default.

(g)          In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)         Perpetual maturity. The date shown, if any, is the next call date.

(i)             At October 31, 2016, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $658,533,348.

Gross unrealized appreciation was $11,045,920, gross unrealized depreciation was $102,174,734 and net unrealized depreciation was $91,128,814.

The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(j)            Transactions in call options written for the nine months ended October 31, 2016:

	Contracts	Premiums
Options outstanding, January 31, 2016	7,750	$452,476
Options written	60,624	2,517,650
Options terminated in closing transactions	(14,250)	(581,431)
Options expired	(47,164)	(2,117,377)
Options outstanding, October 31, 2016	6,960	$271,318

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

A summary of the inputs used at October 31, 2016 in valuing the Fund’s assets and liabilities is listed below

(refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/16
Investments in Securities - Assets
Common Stock	$366,515,313	$—	$—	$366,515,313
Convertible Bonds & Notes	—	120,306,699	—	120,306,699
Convertible Preferred Stock:
Financial Services	—	2,926,287	—	2,926,287
Food Products	1,063,566	6,426,219	—	7,489,785
Oil, Gas & Consumable Fuels	4,980,147	2	—	4,980,149
Pharmaceuticals	4,241,035	2,249,452	—	6,490,487
All Other	43,316,613	—	—	43,316,613
Short-Term Investment	—	15,379,201	—	15,379,201
	420,116,674	147,287,860	—	567,404,534
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	(124,881)	—	—	(124,881)
Totals	$419,991,793	$147,287,860	$—	$567,279,653

At October 31, 2016, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2016 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2016, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/16	Purchases	Sales		(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/16
Investments in Securities - Assets
Convertible Preferred Stock:
Electronic Equipment, Instruments & Components	$3,895,800	$—	$(5,297,600	)†	$—	$—	$1,401,800	$—	$—	$—
Health Care Providers & Services	9,097,103	—	(10,886,327	)†	—	—	1,789,224	—	—	—
Technology Hardware, Storage & Peripherals	5,086,196	—	(6,551,657	)†	—	—	1,465,461	—	—	—
Totals	$18,079,099	$—	$(22,735,584)		$—	$—	$4,656,485	$—	$—	$—

†                   Conversion

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: December 28, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2016